UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7264

Greater China Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Greater China Growth Portfolio                                                                                                                                                                                                                                                                                                                                 as of May 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
China — 43.6%
Auto Components — 1.6%
Minth Group, Ltd.	4,314,000	$2,918,970
		$2,918,970
Chemicals — 1.3%
Sinochem Hong Kong Holding, Ltd.	6,362,000	2,444,839
		$2,444,839
Commercial Banks — 4.0%
Bank of China, Ltd. — Class H (1)	9,634,000	3,663,543
China Construction Bank — Class H (1)	8,471,000	3,671,762
		$7,335,305
Containers & Packaging — 3.5%
Vision Grande Group Holdings, Ltd.	6,240,000	6,381,122
		$6,381,122
Electrical Equipment — 1.6%
Shanghai Electric Group Co., Ltd. — Class H (1)	8,012,000	2,900,117
		$2,900,117
Hotels, Restaurants & Leisure — 0.9%
FU JI Food and Catering Services Holdings, Ltd.	811,000	1,616,957
		$1,616,957
Household Durables — 1.6%
Samson Holding, Ltd. (1)	5,439,000	2,937,035
		$2,937,035
Industrial Conglomerates — 1.6%
Tianjin Development Holdings, Ltd.	4,608,000	3,015,705
		$3,015,705
Insurance — 2.3%
China Life Insurance Co., Ltd. — Class H (1)	2,875,000	4,284,314
		$4,284,314
Internet Software & Services — 1.3%
Tencent Holdings, Ltd.	1,144,000	2,464,751
		$2,464,751
Machinery — 2.0%
China Infrastructure Machinery Holdings, Ltd. (1)	3,138,000	1,739,378
Shanghai Prime Machinery Co., Ltd. — Class H (1)	5,702,000	2,021,308
		$3,760,686
Media — 2.0%
Focus Media Holding, Ltd. ADR (1)	58,200	3,676,494
		$3,676,494
Multiline Retail — 1.7%
Parkson Retail Group, Ltd. (1)	1,050,000	3,098,760
		$3,098,760
Oil, Gas & Consumable Fuels — 3.2%
CNOOC, Ltd.	3,310,000	2,543,920
PetroChina Co., Ltd.	3,016,000	3,263,403
		$5,807,323

Paper and Forest Products — 1.0%
Nine Dragons Paper Holdings, Ltd. (1)	2,150,000	$1,787,602
		$1,787,602
Real Estate Management & Development — 3.8%
China Overseas Land & Investment, Ltd.	3,116,000	1,815,947
Guangzhou R&F Properties Co., Ltd. — Class H (1)	907,000	5,068,077
		$6,884,024
Specialty Retail — 0.9%
GOME Electrical Appliances Holdings, Ltd.	2,091,000	1,595,572
		$1,595,572
Textiles, Apparel & Luxury Goods — 4.9%
Ports Design, Ltd.	4,034,000	5,595,282
Prime Success International Group	5,126,000	3,396,708
		$8,991,990
Transportation Infrastructure — 1.1%
COSCO Pacific, Ltd.	1,004,000	2,056,782
		$2,056,782
Wireless Telecommunication Services — 3.3%
China Mobile, Ltd.	1,177,000	6,071,500
		$6,071,500
Total China (identified cost $56,843,364)		$80,029,848
Hong Kong — 27.5%
Commercial Banks — 3.0%
BOC Hong Kong Holdings, Ltd.	1,073,500	2,070,917
HSBC Holdings PLC	197,731	3,444,990
		$5,515,907
Distributors — 2.0%
Integrated Distribution Services Group, Ltd.	2,341,000	3,602,414
		$3,602,414
Diversified Financial Services — 3.9%
Hong Kong Exchanges and Clearing, Ltd.	484,000	3,247,677
Jardine Matheson Holdings, Ltd.	216,604	3,963,853
		$7,211,530
Gas Utilities — 2.2%
Hong Kong and China Gas Co., Ltd.	1,796,000	4,021,771
		$4,021,771
Household Durables — 0.3%
Chitaly Holdings, Ltd.	2,062,000	557,010
		$557,010

Industrial Conglomerates — 1.1%
NWS Holdings, Ltd.	1,147,000	$2,025,614
		$2,025,614
Media — 1.4%
Tom Group, Ltd. (1)	13,030,000	2,591,345
		$2,591,345
Real Estate Management & Development — 7.7%
Cheung Kong Holdings, Ltd.	469,000	5,061,899
Chinese Estates Holdings, Ltd.	2,534,000	2,984,234
Great Eagle Holdings, Ltd.	574,000	1,774,200
Swire Pacific, Ltd. — Class A	348,500	3,294,857
Swire Pacific, Ltd. — Class B	660,000	1,141,089
		$14,256,279
Specialty Retail — 3.1%
Esprit Holdings, Ltd.	699,000	5,619,991
		$5,619,991
Textiles, Apparel & Luxury Goods — 1.5%
Peace Mark Holdings, Ltd.	5,700,000	2,738,846
		$2,738,846
Wireless Telecommunication Services — 1.3%
Hutchinson Telecommunications International, Ltd. (1)	1,474,000	2,386,259
		$2,386,259
Total Hong Kong (identified cost $41,095,537)		$50,526,966
Taiwan — 27.8%
Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,809,000	2,936,961
		$2,936,961
Commercial Services & Supplies — 1.6%
Taiwan Secom Co., Ltd.	1,730,520	2,933,604
		$2,933,604
Computer Peripherals — 3.4%
Acer, Inc.	1,532,503	2,499,571
High Tech Computer Corp.	127,000	3,739,906
		$6,239,477
Distributors — 1.4%
Test-Rite International Co.	3,302,010	2,458,341
		$2,458,341
Diversified Consumer Services — 1.3%
104 Corp.	316,000	2,449,364
		$2,449,364

Electronic Equipment & Instruments — 2.8%
AU Optronics Corp.	1,404,910	$2,051,432
Hon Hai Precision Industry Co., Ltd.	257,000	1,647,620
Wintek Corp.	1,158,000	1,381,222
		$5,080,274
Hotels, Restaurants & Leisure — 1.7%
Formosa International Hotels Corp.	1,278,000	3,165,034
		$3,165,034
Insurance — 1.5%
Cathay Financial Holding Co., Ltd.	1,283,000	2,808,433
		$2,808,433
Leisure Equipment & Products — 3.3%
Johnson Health Tech Co., Ltd.	630,000	3,985,571
Largan Precision Co., Ltd.	100,000	2,121,619
		$6,107,190
Semiconductors & Semiconductor Equipment — 8.0%
MediaTek, Inc.	288,200	3,216,005
Novatek Microelectronics Corp., Ltd.	492,730	2,825,319
Powerchip Semiconductor Corp.	4,574,000	3,095,143
Taiwan Semiconductor Manufacturing Co., Ltd.	2,985,141	5,598,055
		$14,734,522
Wireless Telecommunication Services — 1.2%
Far EasTone Telecommunications Co., Ltd.	1,768,300	2,185,617
		$2,185,617
Total Taiwan (identified cost $40,097,021)		$51,098,817
Total Common Stocks (identified cost $138,035,922)		$181,655,631
Total Investments — 98.9% (identified cost $138,035,922)		$181,655,631
Other Assets, Less Liabilities — 1.1%		$2,006,128
Net Assets — 100.0%		$183,661,759

(1)          Non-income producing security.

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Vision Grande Group Holdings, Ltd.	Containers & Packaging	3.5%	$6,381,122
China Mobile, Ltd.	Wireless Telecommunication Services	3.3	6,071,500
Esprit Holdings, Ltd.	Specialty Retail	3.1	5,619,991
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductors & Semiconductor Equipment	3.0	5,598,055
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.0	5,595,282
Guangzhou R&F Properties Co., Ltd. — Class H	Real Estate Management & Development	2.8	5,068,077
Cheung Kong Holdings, Ltd.	Real Estate Management & Development	2.8	5,061,899
China Life Insurance Co., Ltd. — Class H	Insurance	2.3	4,284,314
Hong Kong and China Gas Co., Ltd.	Gas Utilities	2.2	4,021,771
Johnson Health Tech Co., Ltd.	Leisure Equipment & Products	2.2	3,985,571

Industry concentration — Below are the
top ten industry sectors represented in the
Portfolio of Investments (Unaudited)

Company	Percentage of Net Assets	Value
Real Estate Management & Development	11.5%	$21,140,303
Semiconductors & Semiconductor Equipment	8.0	14,734,522
Commercial Banks	7.0	12,851,212
Textiles, Apparel & Luxury Goods	6.4	11,730,836
Wireless Telecommunication Services	5.8	10,643,376
Specialty Retail	3.9	7,215,563
Diversified Financial Services	3.9	7,211,530
Insurance	3.9	7,092,747
Containers & Packaging	3.5	6,381,122
Media	3.4	6,267,839

The Portfolio did not have any open financial instruments at May 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$138,035,922
Gross unrealized appreciation	$47,180,447
Gross unrealized depreciation	(3,560,738)
Net unrealized appreciation	$43,619,709

The net unrealized depreciation on currency was $12,723.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	July 25, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	July 25, 2006